Income Tax (Details) $ in Millions, $ in Millions		6 Months Ended	12 Months Ended				36 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Income Tax [Line Items]
Profit tax rate		8.25%	8.25%
Profits tax rate, assessable profits				¥ 3,000,000	¥ 3,000,000	¥ 1,000,000	¥ 1,000,000
Income tax rate, percentage			25.00%	5.00%	5.00%		2.50%
Losses carried forward amount (in Yuan Renminbi)
Deferred tax assets (in Yuan Renminbi)			¥ 1,217,929				1,217,929	¥ 1,304,011
PRC [Member]
Income Tax [Line Items]
Income tax rate, percentage		25.00%	25.00%
Deferred tax assets (in Yuan Renminbi)			¥ 1,217,929				¥ 1,131,846
EIT Law [Member]
Income Tax [Line Items]
Income tax rate, percentage		25.00%
HONG KONG
Income Tax [Line Items]
Profit tax rate		16.50%	16.50%
Profits tax rate, assessable profits	$ 2	$ 2
PRC [Member]
Income Tax [Line Items]
Income tax rate, percentage						10.00%